BUSINESS SEGMENT INFORMATION: Schedule of Segment Reporting Information, by Segment (Tables)	Dec. 31, 2021
Nine-months Ended September 30
Schedule of Segment Reporting Information, by Segment
	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	1,668,105	1,668,105	-	-
Less Selling Fees	(235,255)	(235,255)
Cost of Revenue	382,038	382,038	-	-
Long-lived Assets	732,030	193,260	538,771	-
Gain (Loss) Before Income Tax	(1,026,538)	(83,534)	(313)	(942,691)
Identifiable Assets	1,866,442	1,866,442	-	-
Depreciation and Amortization	329	329	-	-

Year Ended December 31
Schedule of Segment Reporting Information, by Segment
	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	1,676,598	1,676,598	-	-
Less Selling Fees	(210,816)	(210,816)
Cost of Revenue	770,704	770,704	-	-
Long-lived Assets	715,140	212,413	502,727	-
Gain (Loss) Before Income Tax	(1,975,971)	(701,833)	(136,308)	(1,137,830)
Identifiable Assets	2,092,341	2,092,341	-	-
Depreciation and Amortization	5,100	5,100	-	-

Three-months Ended December 31, 2021
Schedule of Segment Reporting Information, by Segment
	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	766,372	766,372	-	-
Less Selling Fees	(94,783)	(94,783)
Cost of Revenue	623,248	623,248	-	-
Long-lived Assets	715,140	212,413	502,727	-
Gain (Loss) Before Income Tax	(1,975,971)	(701,833)	(136,308)	(1,137,830)
Identifiable Assets	2,092,341	2,092,341	-	-
Depreciation and Amortization	1,275	1,275	-	-